Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
August 31, 2024
EII-NPRT3-1024
1.805774.120
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.0%
Quebecor, Inc. Class B (sub. vtg.)	803,700	19,961
Verizon Communications, Inc.	2,460,600	102,804
		122,765
Entertainment - 0.7%
The Walt Disney Co.	520,500	47,043
Media - 3.6%
Comcast Corp. Class A	4,131,500	163,483
Omnicom Group, Inc.	302,600	30,390
WPP PLC	3,113,100	29,820
		223,693
TOTAL COMMUNICATION SERVICES		393,501
CONSUMER DISCRETIONARY - 2.9%
Automobile Components - 0.5%
Lear Corp. (a)	265,600	30,982
Automobiles - 0.3%
Subaru Corp.	978,500	18,768
Distributors - 0.5%
LKQ Corp.	703,500	29,259
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	280,200	26,499
Specialty Retail - 0.3%
Bath & Body Works, Inc.	668,300	20,557
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	1,304,900	53,462
TOTAL CONSUMER DISCRETIONARY		179,527
CONSUMER STAPLES - 10.5%
Beverages - 4.8%
Carlsberg A/S Series B	155,900	18,315
Coca-Cola Europacific Partners PLC (b)	970,000	78,075
Diageo PLC	1,971,900	64,030
Keurig Dr. Pepper, Inc. (b)	2,695,100	98,668
The Coca-Cola Co. (b)	584,300	42,344
		301,432
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	2,213,000	43,419
Sysco Corp.	617,000	48,107
		91,526
Food Products - 0.3%
Lamb Weston Holdings, Inc.	300,700	18,619
Household Products - 0.4%
Reckitt Benckiser Group PLC	376,800	21,678
Personal Care Products - 3.5%
Estee Lauder Companies, Inc. Class A	328,100	30,074
Kenvue, Inc.	4,226,335	92,768
Unilever PLC sponsored ADR	1,494,400	96,822
		219,664
TOTAL CONSUMER STAPLES		652,919
ENERGY - 8.4%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	918,100	40,387
Oil, Gas & Consumable Fuels - 7.8%
Enterprise Products Partners LP	2,883,200	84,593
Exxon Mobil Corp.	1,409,900	166,284
Parkland Corp.	856,800	23,187
Shell PLC ADR	2,147,000	153,854
TotalEnergies SE	811,200	55,804
		483,722
TOTAL ENERGY		524,109
FINANCIALS - 19.4%
Banks - 10.5%
Bank of America Corp.	1,537,400	62,649
Cullen/Frost Bankers, Inc. (a)	188,000	21,099
East West Bancorp, Inc.	374,200	31,459
Huntington Bancshares, Inc.	2,617,800	39,188
KBC Group NV	281,200	21,864
KeyCorp	2,023,500	34,521
M&T Bank Corp.	900,300	154,951
PNC Financial Services Group, Inc.	175,000	32,391
U.S. Bancorp	2,628,500	124,144
Wells Fargo & Co.	2,217,708	129,669
		651,935
Capital Markets - 3.2%
Bank of New York Mellon Corp.	1,336,500	91,176
CME Group, Inc.	208,600	45,003
Northern Trust Corp.	720,000	65,671
		201,850
Financial Services - 2.2%
Fidelity National Information Services, Inc.	534,300	44,053
Global Payments, Inc.	627,600	69,670
Visa, Inc. Class A	88,900	24,569
		138,292
Insurance - 3.5%
Chubb Ltd.	429,879	122,163
First American Financial Corp.	390,200	24,895
The Travelers Companies, Inc.	309,900	70,679
		217,737
TOTAL FINANCIALS		1,209,814
HEALTH CARE - 16.8%
Biotechnology - 1.5%
Gilead Sciences, Inc.	1,186,000	93,694
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	862,200	32,712
Solventum Corp.	107,725	6,906
		39,618
Health Care Providers & Services - 5.0%
Cigna Group	292,200	105,721
CVS Health Corp.	594,500	34,029
Elevance Health, Inc. (b)	107,200	59,699
UnitedHealth Group, Inc.	191,200	112,846
		312,295
Pharmaceuticals - 9.6%
Bristol-Myers Squibb Co.	1,965,400	98,172
GSK PLC sponsored ADR	1,639,700	71,999
Johnson & Johnson	1,013,807	168,150
Merck & Co., Inc.	938,100	111,118
Organon & Co. (a)	692,170	15,470
Roche Holding AG (participation certificate)	119,800	40,555
Royalty Pharma PLC Class A	1,697,400	49,276
Sanofi SA sponsored ADR	760,600	42,791
		597,531
TOTAL HEALTH CARE		1,043,138
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
General Dynamics Corp. (b)	193,600	57,956
Lockheed Martin Corp. (b)	103,700	58,912
		116,868
Air Freight & Logistics - 0.8%
FedEx Corp.	160,200	47,863
Electrical Equipment - 1.1%
Regal Rexnord Corp.	395,500	66,369
Industrial Conglomerates - 0.1%
3M Co.	72,300	9,738
Machinery - 1.4%
Allison Transmission Holdings, Inc.	486,400	45,114
Parker Hannifin Corp.	75,100	45,075
		90,189
Professional Services - 3.3%
Concentrix Corp.	458,800	34,516
Genpact Ltd.	1,445,400	56,703
ManpowerGroup, Inc.	334,600	24,734
SS&C Technologies Holdings, Inc.	1,206,000	90,559
		206,512
TOTAL INDUSTRIALS		537,539
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	2,626,100	132,723
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp.	129,900	15,772
IT Services - 2.7%
Amdocs Ltd.	1,029,528	89,538
Capgemini SA	384,400	79,634
		169,172
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp.	1,464,400	25,494
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	400,800	68,817
		94,311
Software - 1.1%
Gen Digital, Inc.	817,200	21,623
Microsoft Corp. (b)	66,300	27,656
Salesforce, Inc.	61,200	15,477
		64,756
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co. Ltd.	444,850	24,713
TOTAL INFORMATION TECHNOLOGY		501,447
MATERIALS - 4.3%
Chemicals - 1.6%
Celanese Corp.	112,100	14,640
CF Industries Holdings, Inc.	675,900	56,161
Olin Corp.	609,500	26,617
		97,418
Construction Materials - 0.3%
Eagle Materials, Inc.	82,500	21,264
Containers & Packaging - 2.4%
Berry Global Group, Inc. (a)	892,900	61,485
Crown Holdings, Inc.	813,300	73,530
Sonoco Products Co.	244,200	13,814
		148,829
TOTAL MATERIALS		267,511
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.	166,000	19,849
American Tower Corp. (b)	255,900	57,337
COPT Defense Properties (SBI)	1,745,900	52,010
Crown Castle, Inc.	630,600	70,640
Gaming & Leisure Properties	683,800	35,571
Public Storage Operating Co.	88,100	30,282
Realty Income Corp.	604,200	37,527
		303,216
UTILITIES - 7.9%
Electric Utilities - 6.0%
American Electric Power Co., Inc.	362,500	36,352
Duke Energy Corp. (b)	652,100	74,307
Edison International	329,394	28,667
Eversource Energy	488,200	32,968
Exelon Corp.	1,118,700	42,611
FirstEnergy Corp.	2,323,200	102,035
PG&E Corp.	1,720,700	33,898
Portland General Electric Co.	409,900	19,720
		370,558
Multi-Utilities - 1.9%
Sempra	1,458,700	119,876
TOTAL UTILITIES		490,434
TOTAL COMMON STOCKS (Cost $4,793,675)		6,103,155

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	103,172,984	103,194
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	30,596,743	30,600
TOTAL MONEY MARKET FUNDS (Cost $133,794)		133,794

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,927,469)	6,236,949
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,823)
NET ASSETS - 100.0%	6,220,126

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
American Tower Corp.	Chicago Board Options Exchange	613	13,735	230.00	10/18/24	(230)
Duke Energy Corp.	Chicago Board Options Exchange	1,302	14,836	115.00	10/18/24	(251)
Elevance Health, Inc.	Chicago Board Options Exchange	307	17,097	550.00	09/20/24	(381)
General Dynamics Corp.	Chicago Board Options Exchange	383	11,465	320.00	11/15/24	(112)
Keurig Dr. Pepper, Inc.	Chicago Board Options Exchange	6,666	24,404	36.00	10/18/24	(767)
Lockheed Martin Corp.	Chicago Board Options Exchange	205	11,646	560.00	11/15/24	(478)
Microsoft Corp.	Chicago Board Options Exchange	155	6,466	450.00	11/15/24	(114)
The Coca-Cola Co.	Chicago Board Options Exchange	1,152	8,349	70.00	10/18/24	(343)

TOTAL WRITTEN OPTIONS						(2,676)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $107,998,000.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	102,406	699,525	698,736	4,845	(1)	-	103,194	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	72,490	400,076	441,966	19	-	-	30,600	0.1%
Total	174,896	1,099,601	1,140,702	4,864	(1)	-	133,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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